TRANSFERS OF FINANCIAL ASSETS (Details) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transferred financial assets that are not derecognised in their entirety [text block] [Abstract]
Fair value of associated financial liabilities	£ 21,582	£ 26,435